UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 13,154	$ 26,504
Accounts receivable	48,950	89,201
Other current assets	2,510	3,517
Total current assets	64,614	119,222
Property, plant and equipment, net	1,426,143	1,414,350
Intangible assets, net	468,737	477,734
Goodwill	265,062	265,062
Other noncurrent assets	16,619	17,353
Total assets	2,241,175	2,293,721
Current liabilities:
Trade accounts payable	25,017	24,855
Due to affiliate	826	2,711
Deferred revenue	2,377	2,377
Ad valorem taxes payable	4,039	9,118
Accrued interest	7,733	18,858
Other current liabilities	8,818	13,550
Total current liabilities	48,810	71,469
Long-term debt	796,000	808,000
Unfavorable gas gathering contract, net	5,402	5,577
Deferred revenue	58,985	55,239
Other noncurrent liabilities	1,535	1,715
Total liabilities	910,732	942,000
Common limited partner capital (34,495 units issued and outstanding at March 31, 2015 and 34,427 units issued and outstanding at December 31, 2014)	630,241	649,060
Subordinated limited partner capital (24,410 units issued and outstanding at March 31, 2015 and December 31, 2014)	279,524	293,153
General partner interests (1,201 units issued and outstanding at March 31, 2015 and December 31, 2014)	24,100	24,676
Summit Investments' equity in contributed subsidiaries	396,578	384,832
Total partners' capital	1,330,443	1,351,721
Total liabilities and partners' capital	$ 2,241,175	$ 2,293,721